Lease Liabilities (Details) - Schedule of future minimum operating lease payments	Oct. 31, 2021 USD ($)
Schedule Of Future Minimum Operating Lease Payments Abstract
Year ending October 31, 2022	$ 122,402
Year ending October 31, 2023	102,849
Year ending October 31, 2024	79,991
Total minimum non-cancelable operating lease payments	305,242
Less: discount to fair value	(36,888)
Total operating lease liabilities at October 31, 2021	$ 268,354